Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Statement [Line Items]
Deferred tax assets	₨ 4,645	₨ 1,062	$ 57
Percentage of performed sensitivities reduced in revenues	1000.00%
Disallowances of share-based payment expenses, interest expense and other	₨ 1,675	1,106
Unabsorbed Depreciation
Statement [Line Items]
Unabsorbed depreciation	₨ 5,917	8,040
Unused tax credits
Statement [Line Items]
Temporary difference unused tax losses and unused tax credits, maximum period	15 years
Unused tax credit	₨ 213	₨ 316
Unused tax credits | Top of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	6 years	8 years
Unused tax credits | Bottom of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	15 years	15 years
Unused tax losses
Statement [Line Items]
Temporary difference unused tax losses and unused tax credits, maximum period	8 years
Capital Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 828	₨ 828
Temporary difference, unused tax losses and unused tax credits, Expiry terms	6 years
Group Tax Losses
Statement [Line Items]
Unabsorbed depreciation	₨ 9,052	₨ 4,018
Group Tax Losses | Top of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	1 year	4 years
Group Tax Losses | Bottom of range [member]
Statement [Line Items]
Temporary difference, unused tax losses and unused tax credits, Expiry terms	8 years	8 years